CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenue	$ 2,735,272	$ 2,377,508	$ 2,181,294
Cost of revenue:
Total cost of revenue	909,524	768,173	683,688
Gross profit	1,825,748	1,609,335	1,497,606
Operating expenses:
Research and development, net	360,607	322,708	306,073
Selling and marketing	642,251	599,114	609,833
General and administrative	276,936	252,286	246,527
Total operating expenses	1,279,794	1,174,108	1,162,433
Operating income	545,954	435,227	335,173
Financial income and other, net	58,872	22,473	10,159
Income before taxes on income	604,826	457,700	345,332
Taxes on income	162,238	119,399	79,387
Net income	$ 442,588	$ 338,301	$ 265,945
Basic earnings per share (in usd per share)	$ 6.97	$ 5.32	$ 4.17
Diluted earnings per share (in usd per share)	$ 6.76	$ 5.11	$ 4.00
Weighted average number of shares (in thousands) used in computing:
Basic earnings per share (in shares)	63,483	63,590	63,790
Diluted earnings per share (in shares)	65,506	66,265	66,465
Cloud
Revenue:
Total revenue	$ 1,984,160	$ 1,581,825	$ 1,295,323
Cost of revenue:
Total cost of revenue	699,713	553,654	472,805
Services
Revenue:
Total revenue	596,031	641,387	650,116
Cost of revenue:
Total cost of revenue	184,410	188,890	183,938
Product
Revenue:
Total revenue	155,081	154,296	235,855
Cost of revenue:
Total cost of revenue	$ 25,401	$ 25,629	$ 26,945